Commitments and contingencies (Details)						1 Months Ended		3 Months Ended	12 Months Ended			60 Months Ended
	Apr. 01, 2022 USD ($)	Mar. 13, 2021 USD ($)	Dec. 11, 2020 USD ($)	Apr. 08, 2020 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) claim	Dec. 31, 2020 USD ($) claim	Dec. 31, 2019 USD ($) claim	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 29, 2018 USD ($)
Contractual Obligation								$ 4,900,000	$ 4,900,000
Percentage of indemnification payments incurred received								50.00%
Loss Contingency Accrual								$ 0	$ 0
Potential future obligation												$ 3,000,000.0
Percentage of interest disallowed as tax deduction in income tax finding								100.00%	100.00%
Annual Property Tax Payable												500,000
Repayment of Indemnifications Received From Hoegh Lng											$ 64,000
Revolving credit facility due to owners and affiliates						$ 18,465,000		$ 24,942,000	$ 24,942,000	$ 18,465,000
Indemnification Claims									0	0	0
Income tax examination, year under examination									5 years
Unrecognized tax benefits for uncertain tax positions						2,668,000		8,994,000	$ 8,994,000	$ 2,668,000	$ 2,283,000	$ 2,283,000	$ 1,725,000
Percentage of accrued interest disallowed									100.00%
Provision of tax									$ 3,217,000
Indonesian 2019 tax
Unrecognized tax benefits for uncertain tax positions								9,500,000	9,500,000
Additional tax for 2019 including penalties									2,700,000
Provision of tax									(3,200,000)
Revolving credit facility
Revolving credit facility due to owners and affiliates														$ 85,000,000
Subsequent Event | Colombian Municipal Industry and Commerce Tax
Provision of tax	$ 0
Tax penalty	$ 1,800,000
Hoegh LNG [Member]
Repayment of Indemnifications Received From Hoegh Lng									0	0	$ 100,000
Indemnification Claims		0
Hoegh LNG [Member] | Joint ventures
Contractual Obligation						3,300,000	$ 8,600,000			3,300,000
Loss Contingency, Liability associated with the Boil of Claim					$ 23,700,000	$ 23,700,000				$ 23,700,000
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest					50.00%	50.00%	50.00%			50.00%
Loss Contingency Accrual					$ 11,900,000	$ 11,900,000				$ 11,900,000
Settlement of boil-off claim						6,500,000	$ 17,200,000
Reduction of loan			$ 3,300,000	$ 8,600,000						300,000
Hoegh LNG [Member] | Revolving credit facility
Revolving credit facility due to owners and affiliates						$ 85,000,000				$ 85,000,000
Minimum | Colombian Municipal Industry and Commerce Tax
Accrued interest								1,300,000	1,300,000
Maximum | Colombian Municipal Industry and Commerce Tax
Accrued interest								$ 2,900,000	$ 2,900,000